Long-term debt (Narrative) (Details)		12 Months Ended
	Dec. 22, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Aip Holdco, Lp, Aip Borrower Lp [Member]
Debt Instrument [Line Items]
Principal and interest payments adjusted ratio	1.50
Goldman Facility [Member]
Debt Instrument [Line Items]
Amount drawn under facility		$ 25,237,408	$ 43,328,396
Total net debt adjusted EBITDAX Ratio	3.5
Interest reserve	$ 1,800,000
Total net debt ratio on measured assets	1.50
Structured debt, percentage contributed to fair value of plan assets	10.00%
Borrowing costs incurred		$ 1,058,759
Interest Rate Floor [Member] | Goldman Facility [Member]
Debt Instrument [Line Items]
LIBOR floor rate	1.00%
London Interbank Offered Rate (Libor) [Member] | Goldman Facility [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	6.00%
Interest rate swap contract [Member] | Fixed interest rate [Member] | Goldman Facility [Member]
Debt Instrument [Line Items]
Structured debt, percentage contributed to fair value of plan assets	70.00%